Note 16 - Plant Restructuring (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Restructuring Charges, Total	$ 7,046	$ 11,657
Impairment of Long-Lived Assets Held-for-use		7,800
Employee Severance [Member]
Restructuring Charges, Total	1,229	1,508
Closing of Midwest and Northwest Plants [Member]
Restructuring Charges, Total	7,000
Restructuring Credit For Reduced Lease Liability	1,900
Closing of Midwest and Northwest Plants [Member] | Lease Impairments [Member]
Restructuring Charges, Total	5,300
Closing of Midwest and Northwest Plants [Member] | Equipment Moves [Member]
Restructuring Charges, Total	2,400
Closing of Midwest and Northwest Plants [Member] | Employee Severance [Member]
Restructuring Charges, Total	$ 1,200
Partial Closure of Midwest Plant [Member]
Restructuring Charges, Total		2,300
Partial Closure of Midwest Plant [Member] | Equipment Moves [Member]
Restructuring Charges, Total		1,800
Partial Closure of Midwest Plant [Member] | Employee Severance [Member]
Restructuring Charges, Total		500
Closing of Northeast Plant [Member]
Restructuring Charges, Total		1,300
Closing of Northeast Plant [Member] | Equipment Moves [Member]
Restructuring Charges, Total		800
Closing of Northeast Plant [Member] | Employee Severance [Member]
Restructuring Charges, Total		500
Partial Sale of Northwest Plant [Member]
Restructuring Charges, Total		300
Partial Sale of Northwest Plant [Member] | Equipment Moves [Member]
Restructuring Charges, Total		100
Partial Sale of Northwest Plant [Member] | Employee Severance [Member]
Restructuring Charges, Total		$ 200